Average Annual Total Returns - Class I Shares - Alger Responsible Investing Fund - AC	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions and Sale of Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Shares 10 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Sep. 24, 2008	35.66%	18.34%	13.85%	33.44%	16.21%	12.61%	22.65%	14.33%	11.28%	38.49%	21.00%	17.21%